UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2016

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund

AB National Portfolio

Portfolio of Investments

August 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.6%
Long-Term Municipal Bonds - 96.6%
Alabama - 2.3%
Birmingham Water Works Board
Series 2011
5.00%, 1/01/31	$10,000	$11,076,300
Series 2015A
5.00%, 1/01/33-1/01/34	4,390	4,932,025
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.25%, 1/01/18-1/01/23	3,900	3,957,297
AGM Series 2004
5.50%, 1/01/21	1,000	1,020,360
University of Alabama (The)
Series 2008A
5.75%, 9/01/22	3,000	3,374,790

		24,360,772

Arizona - 2.2%
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group)
Series 2014A
5.00%, 12/01/33-12/01/34	12,615	13,879,049
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	910	913,658
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village)
Series 2002
7.375%, 7/01/27	1,799	1,803,857
Industrial Development Authority of the County of Pima (The) (Horizon Community Learning Center)
Series 2005
5.125%, 6/01/20	2,825	2,827,147
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/23	3,685	4,228,427
Sundance Community Facilities District Assessment District No 1
Series 2002
7.75%, 7/01/22	133	133,084

		23,785,222

California - 14.3%
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/31	5,560	6,240,488
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	1,510	1,744,231
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/45	4,000	4,395,720

	Principal Amount (000)	U.S. $ Value
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37-11/21/45 (a)	11,130	11,782,377
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008
6.25%, 8/15/28	1,715	1,962,577
Series 2008A
5.50%, 8/15/23	80	90,040
City of Los Angeles CA Wastewater System Revenue
Series 2013A
5.00%, 6/01/33	9,310	10,587,798
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	9,260	10,522,972
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,910	2,141,607
Los Angeles Community College District/CA
Series 2015A
4.00%, 8/01/33	10,000	10,489,100
Los Angeles Department of Water & Power PWR
Series 2013B
5.00%, 7/01/29-7/01/30	15,630	18,101,965
Los Angeles Department of Water & Power WTR
Series 2013A
5.00%, 7/01/31	9,115	10,389,459
Series 2013B
5.00%, 7/01/32	1,900	2,174,683
Manteca Unified School District (Manteca Unified School District CFD No 89-1)
NATL Series 2001
Zero Coupon, 9/01/31	11,910	5,656,416
Ontario Redevelopment Financing Authority
NATL Series 1993
5.80%, 8/01/23 (Pre-refunded/ETM)	1,000	1,123,520
Port of Los Angeles
Series 2009C
5.25%, 8/01/24	17,205	19,745,662
Series 2014A
5.00%, 8/01/34	5,790	6,477,968
San Diego County Water Authority COP
AGM Series 2008A
5.00%, 5/01/25	3,000	3,296,820
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,800	3,157,224
State of California
Series 2007
5.00%, 11/01/32	10,000	10,828,200
Series 2013
5.00%, 11/01/29	8,000	9,371,280

	Principal Amount (000)	U.S. $ Value
University of California
Series 2013A
5.00%, 5/15/30	3,200	3,701,248

		153,981,355

Colorado - 2.6%
Colorado Health Facilities Authority
Series 2006
5.25%, 6/01/19-6/01/23 (Pre-refunded/ETM)	1,565	1,621,841
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2006
5.25%, 6/01/19-6/01/23	635	654,618
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2010B-1
5.00%, 12/01/24-12/01/25	9,175	9,279,190
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	2,900	3,267,894
5.375%, 9/01/26	3,600	4,065,084
Park Creek Metropolitan District
Series 2005
5.50%, 12/01/30	1,900	1,926,923
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (b)(c)	3,122	1,092,700
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	2,400	2,691,312
Three Springs Metropolitan District No 3
Series 2010
7.75%, 12/01/39	1,950	2,067,214
Todd Creek Village Metropolitan District No 1
Series 2004
6.125%, 12/01/19 (c)	820	508,400
Todd Creek Village Metropolitan District No 1 COP
Series 2006
6.125%, 12/01/22 (b)(c)	1,210	532,400

		27,707,576

Connecticut - 0.7%
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/29	6,445	7,359,868

District of Columbia - 1.7%
District of Columbia (Catholic University of America (The))
Series 2010
5.00%, 10/01/34	700	761,495
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	9,600	11,147,808

	Principal Amount (000)	U.S. $ Value
District of Columbia (Friendship Public Charter School, Inc.)
ACA Series 2006
5.00%, 6/01/26	1,000	1,010,360
Washington Convention & Sports Authority
AMBAC Series 2007A
5.00%, 10/01/23	5,000	5,217,150

		18,136,813

Florida - 4.2%
Bonnet Creek Resort Community Development District
Series 2002
7.25%, 5/01/18	1,530	1,532,310
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014
5.00%, 4/01/33	1,500	1,629,525
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
5.875%, 7/01/40 (a)	1,000	997,310
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,700	1,860,803
Series 2015A
5.00%, 10/01/38	4,300	4,679,690
County of Miami-Dade FL Spl Tax
Series 2012B
5.00%, 10/01/30-10/01/31	9,450	10,599,314
Hollywood Community Redevelopment Agency (Beach Community Redevelopment Agency of Hollywood)
XLCA Series 2007
5.00%, 3/01/24	5,000	5,184,500
Marshall Creek Community Development District
Series 2002
6.625%, 5/01/32 (c)	2,235	1,953,591
Miami-Dade County Educational Facilities Authority (University of Miami)
Series 2008A
5.20%, 4/01/24	2,500	2,565,025
Miami-Dade County Expressway Authority
Series 2014B
5.00%, 7/01/31	3,750	4,222,350
Miami-Dade County Housing Finance Authority (Golden Associates Ltd.)
Series 1997A
6.00%, 11/01/32	250	250,030
6.05%, 11/01/39	750	750,015
Pasco County Housing Finance Authority (Pasco Woods Ltd.)
Series 1999A
5.90%, 8/01/39	3,620	3,620,978

	Principal Amount (000)	U.S. $ Value
West Palm Beach Community Redevelopment Agency
Series 2005
5.00%, 3/01/25-3/01/29 (Pre-refunded/ETM)	4,620	4,729,078

		44,574,519

Guam - 0.1%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	515	565,738

Illinois - 9.4%
Chicago Board of Education
AGM Series 2007B
5.00%, 12/01/24	10,000	10,192,600
Chicago O’Hare International Airport
XLCA Series 2003B-1
5.25%, 1/01/34	5,100	5,118,615
City of Chicago IL (Asphalt Operating Services of Chicago LLC)
Series 2010
6.125%, 12/01/18	2,960	3,038,795
City of Chicago IL (Chicago IL SA Lakeshore East)
Series 2003
6.75%, 12/01/32	1,414	1,416,545
City of Chicago IL (City of Chicago IL Sales Tax)
AGM Series 2005
5.00%, 1/01/25	6,905	6,929,789
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	7,745	8,191,267
Illinois Finance Authority (Advocate Health Care Network Obligated Group)
Series 2014
5.00%, 8/01/33	11,500	12,773,280
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46	2,050	2,152,787
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	750	730,965
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.25%, 5/15/45	3,935	2,380,872
Illinois Sports Facilities Authority (The)
AMBAC Series 2001
5.50%, 6/15/30	4,960	5,023,042
Kane Cook & DuPage Counties School District No U-46 Elgin
Series 2015D
5.00%, 1/01/34-1/01/35	4,250	4,645,713
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	21,500	23,175,495

	Principal Amount (000)	U.S. $ Value
State of Illinois
Series 2012
5.00%, 3/01/31	2,000	2,034,360
Series 2014
5.00%, 4/01/30-5/01/35	3,680	3,736,712
Village of Manhattan IL (Village of Manhattan IL SSA No 2004-1)
Series 2005
5.875%, 3/01/28	1,988	2,000,524
Village of Matteson IL
Series 2010
8.00%, 12/01/29 (d)	3,350	2,755,241
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25	1,010	1,006,142
5.00%, 3/01/36	2,325	2,310,259
Series 2015B
6.00%, 3/01/36	815	810,249

		100,423,252

Indiana - 2.2%
Indiana Finance Authority (CWA Authority, Inc.)
Series 2014A
5.00%, 10/01/32-10/01/34	12,320	13,970,245
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44	1,930	1,994,250
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board)
Series 2011K
5.00%, 6/01/27	6,840	7,733,851

		23,698,346

Kentucky - 0.1%
Kentucky Economic Development Authority
Series 2015A
5.00%, 7/01/40	1,300	1,357,395

Louisiana - 2.7%
City of New Orleans LA
AGC Series 2007A
5.00%, 12/01/18-12/01/22	5,200	5,608,918
NATL Series 2005
5.00%, 12/01/29	3,990	4,031,496
5.25%, 12/01/21	4,495	4,547,052
Louisiana Agricultural Finance Authority
Series 2007
5.25%, 9/15/17	620	641,886
Louisiana Local Government Environmental Facilities & Community Development Auth (East Baton Rouge Sewerage Commission)
Series 2014
5.00%, 2/01/44	12,000	12,983,160

	Principal Amount (000)	U.S. $ Value
Louisiana Local Government Environmental Facilities & Community Development Auth (Parish of Jefferson LA)
Series 2009A
5.00%, 4/01/26	715	803,446

		28,615,958

Maine - 0.9%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/33-7/01/34	9,310	10,195,193

Maryland - 0.1%
County of Anne Arundel MD (National Business Park North)
Series 2010
6.10%, 7/01/40	885	940,180

Massachusetts - 0.9%
Massachusetts Development Finance Agency (Emerson College)
Series 2010A
5.00%, 1/01/40	2,000	2,086,720
5.50%, 1/01/30	4,750	5,269,128
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group)
Series 2010C
5.375%, 7/01/35	2,245	2,460,677

		9,816,525

Michigan - 4.4%
Detroit City School District
Series 2012A
5.00%, 5/01/27-5/01/30	7,965	8,805,974
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/34	11,225	11,720,920
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,177,020
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/33	2,485	2,681,588
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2015I
5.00%, 4/15/33	7,750	8,789,508
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	6,570	6,213,315
Plymouth Educational Center Charter School
Series 2005
5.375%, 11/01/30	2,000	1,380,220

	Principal Amount (000)	U.S. $ Value
Wayne State University
Series 2009A
5.00%, 11/15/29	5,215	5,869,013

		47,637,558

Minnesota - 1.1%
City of Maple Grove MN (Maple Grove Hospital Corp.)
Series 2007
5.00%, 5/01/22	1,350	1,423,548
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.00%, 12/01/40	3,000	3,622,770
Minnesota Higher Education Facilities Authority (St. Olaf College)
Series 20158
5.00%, 12/01/30	1,000	1,159,910
St Paul Housing & Redevelopment Authority (HealthEast Obligated Group)
Series 2015A
5.00%, 11/15/40	1,000	1,052,180
University of Minnesota
Series 2014B
4.00%, 1/01/31-1/01/34	4,500	4,707,995

		11,966,403

Mississippi - 1.6%
Mississippi Development Bank (Mississippi Development Bank State Lease)
Series 2010D
5.25%, 8/01/27	15,000	17,231,400

Missouri - 1.8%
City of Kansas City MO (City of Kansas City MO Lease)
Series 2008C
5.00%, 4/01/28	14,000	15,223,180
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,880	2,009,401
Joplin Industrial Development Authority (Freeman Health System)
Series 2015
5.00%, 2/15/35	1,485	1,571,991

		18,804,572

Nebraska - 0.3%
Omaha Public Power District
Series 2014A
5.00%, 2/01/32	2,775	3,151,678

Nevada - 2.7%
County of Clark Department of Aviation (McCarran Intl Airport)
Series 2012B
5.00%, 7/01/29	6,070	6,930,908

	Principal Amount (000)	U.S. $ Value
County of Clark NV
AMBAC Series 2006
5.00%, 11/01/23	13,250	13,961,657
Nevada System of Higher Education
AMBAC Series 2005B
5.00%, 7/01/25-7/01/26	1,585	1,608,254
State of Nevada
NATL Series 2007B
5.00%, 12/01/25 (Pre-refunded/ETM)	5,800	6,352,972

		28,853,791

New Jersey - 1.7%
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/25	2,055	2,270,837
New Jersey Economic Development Authority
Series 2014U
5.00%, 6/15/30	5,840	5,905,758
New Jersey Turnpike Authority
Series 2014A
5.00%, 1/01/33	4,750	5,340,615
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,340	4,656,690

		18,173,900

New Mexico - 1.3%
Town of Clayton NM (Town of Clayton NM Jail Project)
CIFG Series 2006
5.00%, 11/01/25-11/01/27	13,095	13,513,276

New York - 9.2%
City of New York NY
Series 2008B-1
5.25%, 9/01/23	5,000	5,620,600
Series 2012G
5.00%, 4/01/29	9,550	10,927,396
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/27	1,680	1,949,119
Series 2013B
5.00%, 11/15/32	5,000	5,620,600
Series 2013E
5.00%, 11/15/32	5,000	5,655,950
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/35-6/15/39	5,000	5,677,640
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	15,015	17,344,577
Series 2014B-1
5.00%, 8/01/32	4,000	4,597,760
Series 2014D-1
5.00%, 2/01/34	5,000	5,674,750

	Principal Amount (000)	U.S. $ Value
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,775	3,115,104
New York Liberty Development Corp. (National Sports Museum)
Series 2006A
6.125%, 2/15/19 (b)(c)	1,188	12
New York NY GO
Series 2008D-1
5.125%, 12/01/27 (e)	1,000	1,083,500
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	4,960	5,668,933
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
0.478%, 3/01/27 (f)	5,370	5,080,648
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013A
5.00%, 3/15/43	5,000	5,601,750
Port Authority of New York & New Jersey
Series 2014
5.00%, 9/01/30-9/01/31	13,750	15,542,888

		99,161,227

North Carolina - 1.0%
County of Iredell NC COP
AGM Series 2008
5.25%, 6/01/22	920	1,021,862
North Carolina Eastern Municipal Power Agency
AMBAC Series 2005A
5.25%, 1/01/20 (Pre-refunded/ETM)	1,000	1,016,470
North Carolina Medical Care Commission
Series 2005A
6.00%, 10/01/23 (Pre-refunded/ETM)	3,305	3,320,005
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/30	5,000	5,709,900

		11,068,237

Ohio - 3.1%
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	2,345	2,653,813
Series 2014
5.00%, 12/01/33	4,250	4,781,887
City of Cleveland OH (City of Cleveland OH Income Tax)
Series 2008
5.25%, 5/15/24	5,500	6,113,250

	Principal Amount (000)	U.S. $ Value
Cleveland Department of Public Utilities Division of Public Power
NATL Series 2006A
5.00%, 11/15/18	1,350	1,419,404
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	3,855	4,416,288
Kent State University
Series 2012A
5.00%, 5/01/29	2,000	2,242,380
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2010B
3.75%, 6/01/33	3,000	3,046,860
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	6,730	8,216,724

		32,890,606

Oklahoma - 0.1%
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/35	1,000	1,071,590

Oregon - 0.3%
Tri-County Metropolitan Transportation District
Series 2011A
5.00%, 10/01/27	3,000	3,413,160

Pennsylvania - 4.4%
Bensalem Township School District
Series 2013
5.00%, 6/01/30	5,000	5,701,850
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM)	4,715	5,563,747
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
6.00%, 7/01/45	5,375	5,301,040
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-12/31/38	5,060	5,336,856
Pennsylvania Economic Development Financing Authority (Talen Energy Supply LLC)
Series 2015A
6.40%, 12/01/38 (g)	1,000	1,008,070
Pennsylvania Industrial Development Authority
Series 2008
5.50%, 7/01/23 (Pre-refunded/ETM)	3,940	4,441,326
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40	3,100	3,015,122

	Principal Amount (000)	U.S. $ Value
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (b)(c)	1,030	638,600
Sports & Exhibition Authority of Pittsburgh and Allegheny County
AGM Series 2010
5.00%, 2/01/31	6,925	7,636,059
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/30-4/01/31	6,500	6,977,735
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/31	1,685	1,925,837

		47,546,242

Puerto Rico - 0.1%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	1,065	1,129,241

Rhode Island - 0.3%
Rhode Island Commerce Corp. (Providence Place Group LP)
AGC Series 2000
6.125%, 7/01/20	3,165	3,178,989

South Carolina - 0.2%
Dorchester County School District No 2
Series 2006
5.00%, 12/01/30 (Pre-refunded/ETM)	1,500	1,584,780
AGC Series 2006
5.00%, 12/01/29 (Pre-refunded/ETM)	400	422,608

		2,007,388

South Dakota - 0.3%
South Dakota State Building Authority (South Dakota State Building Authority Lease)
Series 2014A
5.00%, 6/01/34	2,725	3,089,768

Tennessee - 0.0%
Sullivan County Health Educational & Housing Facilities Board (Wellmont Health System)
Series 2006C
5.25%, 9/01/26	275	284,892

Texas - 11.9%
Alvin Independent School District/TX
Series 2009B
5.00%, 2/15/28	1,290	1,427,927
Bexar County Health Facilities Development Corp. (Army Retirement Residence Obligated Group)
Series 2007
5.00%, 7/01/27	390	400,530

	Principal Amount (000)	U.S. $ Value
Camino Real Regional Mobility Authority
Series 2008
5.00%, 2/15/21	2,315	2,321,274
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/34	10,000	10,863,500
City of El Paso TX Water & Sewer Revenue
Series 2014
5.00%, 3/01/30	1,000	1,157,110
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/31	2,500	2,816,000
City of Houston TX Airport System Revenue
AGM Series 2000P
0.32%, 7/01/30 (f)	1,825	1,687,744
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/30	4,650	4,863,528
City Public Service Board of San Antonio TX
Series 2008
5.00%, 2/01/26	6,830	7,474,001
Series 2009A
5.25%, 2/01/24	3,260	3,688,266
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/28	13,680	15,185,894
El Paso County Hospital District
AGC Series 2008A
5.00%, 8/15/23	5,000	5,532,150
Harrison County Health Facilities Development Corp. (Good Shepherd Hospital Obligated Group)
Series 2010
5.25%, 7/01/28	2,435	2,447,175
North Texas Health Facilities Development Corp. (United Regional Health Care System, Inc.)
AGM Series 2007
5.00%, 9/01/24	1,000	1,076,520
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34-1/01/35	15,585	17,067,563
North Texas Tollway Authority (North Texas Tollway Authority Special Projects System)
Series 2011D
5.00%, 9/01/30	7,500	8,609,775
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	2,210	2,271,968
Series 2015I
5.50%, 11/15/45	1,670	1,664,973

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015A
5.00%, 11/15/45	5,715	5,856,904
Series 2015B
5.00%, 11/15/36	1,850	1,926,405
Tarrant County Cultural Education Facilities Finance Corp. (MRC Crestview)
Series 2010
8.125%, 11/15/44	2,150	2,479,574
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28	2,000	2,000,320
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	9,040	10,733,011
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	2,280	2,672,342
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.)
Series 2014A
5.00%, 8/15/32-8/15/34	3,330	3,745,643
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center)
Series 2007
5.25%, 7/01/26	1,750	1,854,125
Wichita Falls Independent School District
Series 2007
5.00%, 2/01/27 (Pre-refunded/ETM)	6,000	6,381,780

		128,206,002

Utah - 0.1%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31	775	839,434

Virginia - 0.1%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (a)	1,415	1,427,551

Washington - 4.3%
Clark County Public Utility District No 1
Series 2010
5.00%, 1/01/23	12,635	14,209,827

	Principal Amount (000)	U.S. $ Value
Energy Northwest
Series 2006C
5.00%, 7/01/24 (Pre-refunded/ETM)	595	618,050
AMBAC Series 2006A
5.00%, 7/01/21 (Pre-refunded/ETM)	5,970	6,193,636
FYI Properties (FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	615	693,320
5.25%, 6/01/26	4,000	4,559,800
King County School District No 414 Lake Washington
NATL Series 2006
5.00%, 12/01/24 (Pre-refunded/ETM)	4,500	4,754,340
Washington St GO
5.00%, 7/01/24 (e)	9,000	10,429,650
Washington State Housing Finance Commission (Heron’s Key Obligated Group)
Series 2015A
7.00%, 7/01/45 (a)	1,000	1,014,040
Washington State Housing Finance Commission (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	3,490	3,367,480

		45,840,143

West Virginia - 0.5%
West Virginia Economic Development Authority (West Virginia Lottery)
Series 2010A
5.00%, 6/15/35	5,000	5,552,900

Wisconsin - 1.4%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (a)	2,465	2,922,898
Wisconsin Health & Educational Facilities Authority (Ministry Health Care, Inc.)
Series 2012C
5.00%, 8/15/32	2,300	2,538,027
Wisconsin Health & Educational Facilities Authority (Wheaton Franciscan Services, Inc.)
Series 2006
5.25%, 8/15/20	5,000	5,175,700
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.50%, 3/01/45 (a)	3,465	3,415,243
Wisconsin Public Finance Authority (Roseman University Health Sciences)
Series 2015
5.875%, 4/01/45	1,000	978,670

		15,030,538

Total Municipal Obligations (cost $993,265,315)		1,036,589,198

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.13% (h)(i) (cost $32,219,299)	32,219,299	32,219,299

Total Investments - 99.6% (cost $1,025,484,614) (j)		1,068,808,497
Other assets less liabilities - 0.4%		4,048,449

Net Assets - 100.0%		$1,072,856,946

INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$6,300	10/21/16	SIFMA	*	4.129%	$311,483

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate market value of these securities amounted to $27,772,734 or 2.6% of net assets.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2015 and the aggregate market value of these securities amounted to $6,768,392 or 0.63% of net assets.
(g)	When-Issued or delayed delivery security.
(h)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $52,840,467 and gross unrealized depreciation of investments was $(9,516,584), resulting in net unrealized appreciation of $43,323,883.

As of August 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 13.7% and 1.9%, respectively.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CFD	-	Community Facilities District
CIFG	-	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
NATL	-	National Interstate Corporation
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund

AB National Portfolio

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$974,458,034		$62,131,164		$1,036,589,198
Short-Term Investments		32,219,299		– 0	–	– 0	–	32,219,299

Total Investments in Securities		32,219,299		974,458,034		62,131,164		1,068,808,497
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	311,483		– 0	–	311,483
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$32,219,299		$974,769,517		$62,131,164		$1,069,119,980

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$50,875,335		$50,875,335
Accrued discounts/(premiums)	86,691		86,691
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(811,903)		(811,903)
Purchases	14,421,618		14,421,618
Sales	(154,000)		(154,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(2,286,577)		(2,286,577)

Balance as of 8/31/15	$62,131,164		$62,131,164	+

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15	$(811,903)		$(811,903)

+	There were de minimis transfers under 1% of net assets during the reporting period.

As of August 31, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund

AB High Income Municipal Portfolio

Portfolio of Investments

August 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 105.4%
Long-Term Municipal Bonds - 102.3%
Alabama - 2.8%
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
4.75%, 1/01/25	$530	$533,164
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	45,790	51,091,566
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
6.25%, 2/01/23	1,000	1,073,680
7.00%, 2/01/36	3,130	3,357,332
Selma Industrial Development Board (International Paper Co.)
Series 2010A
5.80%, 5/01/34	800	908,280

		56,964,022

Alaska - 0.3%
City of Koyukuk AK (Tanana Chiefs Conference)
Series 2011
7.75%, 10/01/41	4,550	5,207,612

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
Series 2015A
6.625%, 9/01/35	5,000	4,976,500

Arizona - 2.0%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.10%, 10/01/22	3,300	3,337,455
5.20%, 10/01/37	6,855	6,619,120
Downtown Phoenix Hotel Corp.
FGIC Series 2005A
5.00%, 7/01/40 (Pre-refunded/ETM)	6,930	7,037,276
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2012
6.30%, 7/01/42	1,000	1,031,300
Series 2014
5.00%, 7/01/44 (a)	10,690	10,795,724
Mohave County Industrial Development Authority (Mohave Prison LLC)
Series 2008
8.00%, 5/01/25	4,900	5,414,206
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	2,400	2,749,056

	Principal Amount (000)	U.S. $ Value
Tempe Industrial Development Authority (Friendship Village of Tempe)
Series 2012A
6.25%, 12/01/42-12/01/46	3,000	3,202,875

		40,187,012

California - 10.4%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	2,400	2,717,232
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (Pre-refunded/ETM)	3,005	3,863,408
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32	1,000	1,076,470
6.875%, 1/01/42	3,500	3,775,205
Series 2014
5.00%, 1/01/35	1,050	1,030,785
5.25%, 1/01/45	3,025	2,958,329
California Municipal Finance Authority (Partnerships Uplift Cmnty Proj)
Series 2012A
5.30%, 8/01/47	1,675	1,700,075
California Municipal Finance Authority (Rocketship Education)
Series 2014A
7.00%, 6/01/34	3,800	4,229,096
7.25%, 6/01/43	6,565	7,299,295
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43	3,340	3,584,121
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32	3,795	3,649,234
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	26,975	28,275,465
California School Finance Authority (Kipp LA)
Series 2014A
5.125%, 7/01/44	2,850	3,010,312
California School Finance Authority (Partnerships Uplift Cmnty Valley Proj)
Series 2014A
6.40%, 8/01/34	1,000	1,105,960
6.75%, 8/01/44	6,180	6,987,355
California School Finance Authority (TRI Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	9,085	9,688,517

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Amino Inglewood CA High School)
Series 2011A
7.25%, 8/01/41	2,000	2,256,040
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	3,470	3,698,569
California Statewide Communities Development Authority (Front Porch Communities & Services)
Series 2007A
5.125%, 4/01/37 (a)	3,300	3,372,336
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.375%, 11/01/49	4,500	4,447,575
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41	4,000	4,744,840
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	4,050	4,574,677
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
5.625%, 10/01/32	1,000	1,055,720
6.00%, 10/01/47	1,000	1,056,510
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	4,500	5,445,270
City of San Jose CA Airport Revenue
AMBAC Series 2007A
5.00%, 3/01/37	6,245	6,452,147
Fremont Community Facilities District No 1
Series 2015
5.00%, 9/01/45	2,000	2,081,420
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47	10,960	8,501,124
Los Angeles CA Dept Wtr Pwr
5.00%, 7/01/31 (b)	9,000	10,348,650
Los Angeles Unified School District/CA
Series 2010KRY
5.25%, 7/01/25 (b)	1,000	1,170,940
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1)
Series 2010
6.00%, 3/01/36	450	512,717

	Principal Amount (000)	U.S. $ Value
Oakland Unified School District/Alameda County
Series 2012A
5.50%, 8/01/32	1,500	1,685,640
Richmond Community Redevelopment Agency
Series 2010A
6.00%, 9/01/30	1,235	1,440,553
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	5,600	5,921,496
Series 2014B
5.25%, 1/15/44	4,000	4,205,160
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.25%, 7/01/27 (b)	9,960	11,756,087
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36	3,600	3,462,984
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.)
Series 2006A1-SNR
5.125%, 6/01/46	12,700	10,504,043
Univ of California CA Revenues
5.00%, 5/15/33 (b)	9,000	10,275,480
University of California
Series 2013A
5.00%, 5/15/32 (b)	10,000	11,461,700
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42	5,900	6,577,143

		211,959,680

Colorado - 1.4%
Castle Oaks Metropolitan District No 3
Series 2015
6.25%, 12/01/44	1,000	967,340
Central Platte Valley Metropolitan District
Series 2014
5.00%, 12/01/43	1,250	1,277,875
Colorado Educational & Cultural Facilities Authority (STEM School Academy)
Series 2014
5.00%, 11/01/44	890	865,970
5.125%, 11/01/49	765	741,568
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,795	6,316,144
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,690	2,799,053
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	600	676,116

	Principal Amount (000)	U.S. $ Value
Fitzsimons Village Metropolitan District No 1
Series 2010A
7.50%, 3/01/40	1,433	1,560,838
Park Creek Metropolitan District
Series 2005
5.50%, 12/01/30-12/01/37	3,800	3,851,960
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/40	1,000	1,001,130
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	5,810	6,515,218
Three Springs Metropolitan District No 3
Series 2010
7.75%, 12/01/39	2,550	2,703,280

		29,276,492

Connecticut - 0.4%
State of Connecticut
Series 2013E
5.00%, 8/15/31 (b)	7,850	8,870,029

Delaware - 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	575	592,014

District of Columbia - 1.1%
District of Columbia (American Society of Hematology, Inc. (The))
Series 2009
5.00%, 7/01/36	3,000	3,181,230
District of Columbia (Center for Strategic International Studies, Inc.)
Series 2011
6.625%, 3/01/41	1,850	2,097,160
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	2,660	2,736,289
District of Columbia (KIPP DC)
Series 2013
6.00%, 7/01/48	2,900	3,247,043
District of Columbia Pers Income Tax
5.00%, 12/01/29 (b)	10,000	11,461,600

		22,723,322

Florida - 5.7%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46	5,000	5,814,950
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.)
Series 2014
6.25%, 11/15/44	3,150	3,393,905

	Principal Amount (000)	U.S. $ Value
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida)
Series 2012A
8.00%, 10/01/42-10/01/46	4,065	4,988,221
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	4,000	4,255,440
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
6.00%, 7/01/50 (a)	1,200	1,191,204
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/41	11,905	11,120,341
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	1,500	1,562,845
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.)
Series 2015A
5.00%, 12/01/44	6,830	7,102,039
Collier County Health Facilities Authority (The Moorings)
Series 2015A
5.00%, 5/01/45	4,325	4,654,176
Collier County Industrial Development Authority (Arlington of Naples (The))
Series 2014A
8.125%, 5/15/44 (a)	7,900	9,222,381
Series 2015A
6.50%, 5/15/49 (a)	1,000	997,160
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/45 (a)	4,200	4,225,872
Martin County Health Facilities Authority (Martin Memorial Medical Center)
Series 2012
5.50%, 11/15/32-11/15/42	9,050	9,870,332
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	6,710	6,779,180
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	4,365	4,769,592
Series 2014
5.00%, 11/15/44	13,350	14,125,902
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/40 (Pre-refunded/ETM)	1,035	1,363,933
Palm Beach County Health Facilities Authority
Series 2007
5.875%, 11/15/37 (Pre-refunded/ETM)	4,250	4,720,347

	Principal Amount (000)	U.S. $ Value
St Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group)
Series 2010A
5.875%, 8/01/40	4,000	4,415,600
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
6.00%, 4/01/42	9,050	10,524,607

		115,098,027

Georgia - 0.8%
Metro Atlanta Rapid Tran Auth GA
AGM
5.00%, 7/01/29 (b)	10,220	10,929,472
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 4/01/44	5,000	5,270,700

		16,200,172

Guam - 0.1%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	910	999,653
Territory of Guam
Series 2009A
7.00%, 11/15/39	1,000	1,172,870

		2,172,523

Idaho – 0.6%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	7,850	8,191,868
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	4,000	4,710,440

		12,902,308

Illinois - 8.6%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	5,060	4,025,888
Series 2015C
5.25%, 12/01/39	3,925	3,238,910
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.75%, 1/01/43	2,055	2,314,690
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/31	5,000	5,350,600
Series 2014
5.25%, 12/01/49	8,000	8,517,600

	Principal Amount (000)	U.S. $ Value
City of Chicago IL (Asphalt Operating Services of Chicago LLC)
Series 2010
6.125%, 12/01/18	1,975	2,027,575
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (c)	7,950	7,382,449
City of Chicago IL (Metramarket of Chicago LLC)
Series 2010A
6.87%, 2/15/24	978	979,804
Illinois Finance Authority
Series 2010B
6.00%, 5/01/34 (Pre-refunded/ETM)	2,025	2,439,781
Illinois Finance Authority (Ascension Health Credit Group)
Series 2012A
5.00%, 11/15/42	6,400	6,945,408
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40	3,950	4,147,856
8.25%, 2/15/46	1,950	2,047,773
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	7,675	7,469,183
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	1,300	1,386,996
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.625%, 5/15/42	7,525	7,776,410
5.75%, 5/15/46	4,740	4,890,874
Illinois Finance Authority (OSF Healthcare System)
Series 2010A
6.00%, 5/15/39	5,785	6,655,180
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.125%, 5/15/40	5,110	3,093,185
8.25%, 5/15/45	10,070	6,092,853
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2005
6.00%, 5/15/37	5,750	5,800,025
Series 2013
6.00%, 5/15/43	7,500	7,530,525
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/44	4,500	4,678,785

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Swedish Covenant Hospital)
Series 2010A
6.00%, 8/15/38	3,360	3,685,886
Illinois Finance Authority (UNO Charter School Network, Inc.)
Series 2011A
6.875%, 10/01/31	3,385	3,768,284
7.125%, 10/01/41	2,500	2,780,875
State of Illinois
Series 2014
5.00%, 5/01/29-4/01/38	39,355	39,526,460
Village of Matteson IL
Series 2010
8.00%, 12/01/29 (d)	5,000	4,112,300
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25	3,885	3,870,159
5.00%, 3/01/36	8,975	8,918,098
Series 2015B
6.00%, 3/01/36	3,145	3,126,665

		174,581,077

Indiana - 2.3%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40-8/15/45	8,010	8,706,594
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/40	5,000	5,316,700
Indiana Finance Authority (Marquette Manor LLC)
Series 2012
4.75%, 3/01/32	5,535	5,776,769
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/39	2,675	2,787,912
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44-7/01/48	22,595	23,324,467

		45,912,442

Iowa - 0.0%
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46	1,100	964,645

Kansas - 0.1%
Wyandotte County-Kansas City Unified Government
Series 2010B
Zero Coupon, 6/01/21	2,415	1,730,058

	Principal Amount (000)	U.S. $ Value
Kentucky - 1.6%
Kentucky Economic Development Finance Authority
5.00%, 1/01/45	2,475	2,578,257
Kentucky Economic Development Finance Authority (Catholic Health Initiatives)
Series 2013
5.375%, 1/01/40	3,250	3,568,013
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	7,765	7,817,336
5.50%, 11/15/45	2,350	2,377,636
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.)
Series 2010A
6.00%, 6/01/30	6,210	7,037,793
6.375%, 6/01/40	2,900	3,283,032
6.50%, 3/01/45	3,725	4,211,112
Kentucky Municipal Power Agency
NATL Series 2015A
5.00%, 9/01/42	1,585	1,737,794

		32,610,973

Louisiana - 3.2%
Jefferson Parish Hospital Service District No 2
Series 2011
6.375%, 7/01/41	8,240	9,339,298
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45	7,625	7,502,085
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2010A
5.625%, 10/01/30	1,200	1,387,668
5.875%, 10/01/40	4,200	4,874,100
6.00%, 10/01/44	1,740	2,025,969
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39	7,250	8,004,000
Series 2014A
8.375%, 7/01/39	17,000	17,363,800
St Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/37	4,600	4,587,672
State of Louisiana Gasoline & Fuels Tax Revenue
XLCA Series 2006A
5.00%, 5/01/26 (Pre-refunded/ETM)	10,000	10,312,200

		65,396,792

	Principal Amount (000)	U.S. $ Value
Maine - 0.9%
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
6.75%, 7/01/36-7/01/41	8,440	9,375,499
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/39	8,100	8,759,664

		18,135,163

Maryland - 0.6%
City of Westminster MD (Lutheran Village at Miller’s Grant)
Series 2014A
6.00%, 7/01/34	1,500	1,578,540
6.125%, 7/01/39	750	789,330
6.25%, 7/01/44	2,000	2,115,060
County of Anne Arundel MD (National Business Park North)
Series 2010
6.10%, 7/01/40	1,000	1,062,350
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center, Inc.)
Series 2015
5.00%, 7/01/40-7/01/45	5,275	5,611,585

		11,156,865

Massachusetts - 1.6%
Commonwealth of Massachusetts
NATL Series 2000E
0.15%, 12/01/30 (e)	2,875	2,669,621
NATL Series 2000F
0.165%, 12/01/30 (e)	8,275	7,683,859
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	5,000	5,179,350
Massachusetts Development Finance Agency (North Hill Communities, Inc. Obligated Group)
Series 2013A
6.25%, 11/15/33 (a)	2,000	2,142,700
6.50%, 11/15/43 (a)	3,750	4,035,450
Massachusetts School Building Authority
Series 2012B
5.00%, 8/15/30 (b)	10,000	11,683,000

		33,393,980

	Principal Amount (000)	U.S. $ Value
Michigan - 4.6%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.25%, 7/01/39	8,600	9,172,760
City of Detroit MI Water Supply System Revenue
Series 2011C
5.00%, 7/01/41	1,425	1,482,556
5.25%, 7/01/27	5,000	5,438,200
Detroit City School District
Series 2012A
5.00%, 5/01/30-5/01/31	4,015	4,360,561
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
Series 2014C-1
5.00%, 7/01/44	11,970	12,218,976
Series 2014C-2
5.00%, 7/01/44	2,000	2,012,500
Series 2014C-6
5.00%, 7/01/33	2,750	2,879,717
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/29-7/01/30	2,400	2,551,048
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/39	13,580	14,404,578
Michigan State Hospital Finance Authority (Henry Ford Health System Obligated Group)
Series 2006A
5.25%, 11/15/46	1,000	1,025,330
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	11,045	10,445,367
Series 2014
9.00%, 12/01/25	6,760	6,685,167
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	1,750	1,780,380
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	23,470	19,169,826

		93,626,966

Minnesota - 0.3%
City of St Louis Park MN
Series 2009
5.75%, 7/01/39 (Pre-refunded/ETM)	3,000	3,496,860
St Paul Housing & Redevelopment Authority (HealthEast Obligated Group)
Series 2015A
5.00%, 11/15/44	1,000	1,047,980
Woodbury Housing & Redevelopment Authority (St Therese of Woodbury)
Series 2014
5.125%, 12/01/44	2,500	2,517,200

		7,062,040

	Principal Amount (000)	U.S. $ Value
Missouri - 0.2%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,520	1,624,622
Series 2011
6.00%, 2/01/41	1,750	1,916,040

		3,540,662

Nebraska - 1.2%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/32-9/01/42	17,050	18,141,229
5.25%, 9/01/37	1,500	1,638,270
Douglas County Hospital Authority No 2 (Madonna Rehabilitation Hospital)
Series 2014
5.00%, 5/15/44	4,015	4,205,070

		23,984,569

Nevada - 0.3%
City of Reno NV
Series 2007A
5.25%, 6/01/41 (Pre-refunded/ETM)	4,730	5,103,292

New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	4,585	4,725,026

New Jersey - 5.5%
Burlington County Bridge Commission (Evergreens (The))
Series 2007
5.625%, 1/01/38	3,790	3,847,797
New Jersey Economic Development Authority
Series 2014U
5.00%, 6/15/40	8,500	8,427,750
Series 2015W
5.25%, 6/15/40	5,000	5,056,800
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	9,780	10,416,678
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	7,515	7,831,006

	Principal Amount (000)	U.S. $ Value
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
4.875%, 9/15/19	1,250	1,305,025
5.25%, 9/15/29	4,140	4,483,206
Series 2000B
5.625%, 11/15/30	13,925	15,588,759
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	5,240	5,629,489
New Jersey Health Care Facilities Financing Authority (St Joseph’s Healthcare System Obligated Group)
Series 2008
6.625%, 7/01/38	1,500	1,664,805
New Jersey Health Care Facilities Financing Authority (Trinitas Regional Medical Center)
Series 2007A
5.25%, 7/01/30	2,000	2,088,100
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/30	9,360	10,445,854
South Jersey Transportation Authority LLC
Series 2014A
5.00%, 11/01/39	7,765	8,172,585
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41	34,040	25,671,266

		110,629,120

New Mexico - 0.8%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	8,155	8,248,130
New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group)
Series 2012A
5.00%, 8/01/42	7,000	7,536,970

		15,785,100

New York - 9.2%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/39	6,950	7,031,037
5.50%, 11/01/44	2,875	3,013,863
City of Newburgh NY
Series 2012A
5.25%, 6/15/27	1,010	1,090,517
5.625%, 6/15/34	1,235	1,331,058
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old)
Series 2015
12.00%, 1/01/22	5,000	5,005,050

	Principal Amount (000)	U.S. $ Value
Metropolitan Transportation Authority
Series 2015A
5.00%, 11/15/45	10,020	11,073,002
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (b)	10,740	12,292,789
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
5.875%, 1/01/23	1,121	1,118,839
6.50%, 1/01/32	1,399	1,375,139
6.70%, 1/01/49	2,049	1,966,001
Series 2014B
5.50%, 7/01/20	813	811,038
Series 2014C
2.00%, 1/01/49 (f)	1,933	231,961
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital)
Series 2012
5.00%, 7/01/37	3,380	3,596,624
New York City Industrial Development Agency (American Airlines, Inc.)
Series 2005
7.50%, 8/01/16	215	226,666
7.75%, 8/01/31	2,000	2,121,200
8.00%, 8/01/28	5,550	5,914,025
New York City Municipal Water Finance Authority
Series 2013D
5.00%, 6/15/34 (b)	10,000	11,378,700
New York City NY Transitional
5.00%, 11/01/28-2/01/32 (b)	18,640	21,471,197
New York Liberty Development Corp. (3 World Trade Center LLC)
Series 2014
5.00%, 11/15/44 (a)	7,850	7,855,181
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	1,900	2,009,383
New York NY GO
Series 2008D-1
5.125%, 12/01/27 (b)	7,340	7,952,890
Series 2013A-1
5.00%, 10/01/28 (b)	9,500	11,004,990
New York NY Transitional Fin Auth
Series 2011D-1
5.00%, 2/01/26 (b)	10,000	11,637,100
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
0.08%, 1/01/39 (e)	11,025	9,868,158
Onondaga Civic Development Corp. (St Joseph’s Hospital Health Center)
Series 2012
5.00%, 7/01/42	3,765	3,883,296

	Principal Amount (000)	U.S. $ Value
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46	6,375	6,291,105
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/33	5,000	5,492,600
Port Authority of New York & New Jersey (Delta Air Lines, Inc.)
Series 2010
6.00%, 12/01/42	2,285	2,647,698
Suffolk County Industrial Development Agency (New York Institute of Technology)
Series 2000
5.00%, 3/01/26	50	50,942
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (b)	11,175	13,074,513
Ulster County Capital Resource Corp. (Kingston Regional Senior Living Corp.)
Series 2014A
7.50%, 9/15/44 (a)(d)	2,025	1,533,269
Series 2014B
7.00%, 9/15/44 (a)	2,350	2,439,817
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
5.25%, 9/15/16	435	438,819
6.00%, 9/15/27-9/15/37	10,380	10,268,253

		187,496,720

North Carolina - 0.4%
North Carolina Medical Care Commission
Series 2005A
6.125%, 10/01/35 (Pre-refunded/ETM)	6,350	6,379,464
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35	1,625	1,684,946

		8,064,410

North Dakota - 0.2%
County of Burleigh ND
Series 2014A
5.00%, 7/01/35 (Pre-refunded/ETM)	4,120	4,866,214

Ohio - 4.3%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	35,560	28,487,471
County of Erie OH (Firelands Regional Medical Center)
Series 2006A
5.00%, 8/15/36	1,290	1,329,074
5.25%, 8/15/46	2,710	2,732,141
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47	11,835	11,025,013

	Principal Amount (000)	U.S. $ Value
County of Gallia OH (Holzer Health System Obligated Group)
Series 2012A
8.00%, 7/01/42	4,945	5,537,263
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,000	1,026,460
County of Muskingum OH (Genesis Health System Obligated Group)
Series 2013
5.00%, 2/15/44-2/15/48	15,760	16,059,115
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2008B
3.625%, 10/01/33	1,500	1,514,805
Series 2010B
3.75%, 6/01/33	6,200	6,296,844
Ohio Water Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2008B
3.625%, 10/01/33	1,925	1,944,000
State of Ohio (Portsmouth Gateway Group LLC)
Series 2015
5.00%, 6/30/53	11,000	11,476,630

		87,428,816

Oklahoma - 0.4%
Oklahoma Development Finance Authority (Inverness Village an Oklahoma not for Profit Corp.)
Series 2012
5.75%, 1/01/27	2,930	3,020,479
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	3,875	4,144,041

		7,164,520

Oregon - 1.5%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.40%, 10/01/44	2,750	2,966,700
5.50%, 10/01/49	5,650	6,128,385
Oregon St Dept of Transprtn
Series 2013A
5.00%, 11/15/29-11/15/30 (b)	10,000	11,697,400
Oregon State Lottery
Series 2011A
5.25%, 4/01/25 (b)	7,310	8,694,867

		29,487,352

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 4.2%
Allegheny County Higher Education Building Authority (Chatham University)
Series 2012A
5.00%, 9/01/35	1,700	1,798,583
Allegheny County Industrial Development Authority (United States Steel Corp.)
Series 2009
6.75%, 11/01/24	2,875	3,128,000
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45	4,170	4,426,747
Series 2012
5.25%, 1/01/32-1/01/41	3,720	3,815,704
Montgomery County Industrial Development Authority/PA (Philadelphia Presbytery Homes, Inc.)
Series 2010
6.50%, 12/01/25	4,000	4,580,720
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.375%, 1/01/50	3,000	2,976,510
Montour School District
AGM Series 2015A
5.00%, 4/01/41	4,755	5,309,100
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
6.00%, 7/01/45	18,125	17,875,600
Norristown Area School District COP
Series 2012
5.00%, 4/01/32	3,900	4,061,655
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	2,135	2,188,055
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp/The)
Series 2012A
5.00%, 11/01/41	3,620	3,831,734
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-6/30/42	10,230	10,699,986
Pennsylvania Economic Development Financing Authority (Talen Energy Supply LLC)
Series 2015A
6.40%, 12/01/38 (g)	1,000	1,008,070

	Principal Amount (000)	U.S. $ Value
Pennsylvania St
Series 2011
5.00%, 11/15/29 (b)	10,000	11,335,100
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40	1,300	1,264,406
6.50%, 6/01/45	2,390	2,320,905
6.625%, 6/01/50	4,150	4,026,247

		84,647,122

Puerto Rico - 0.6%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	11,205	10,308,600
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	1,665	1,409,772

		11,718,372

Rhode Island - 0.5%
Rhode Island Health & Educational Building Corp. (Tockwotton Home)
Series 2011
8.375%, 1/01/46	8,500	9,564,285

South Carolina - 1.0%
South Carolina State Public Service Authority
AMBAC Series 2007A
5.00%, 1/01/32 (Pre-refunded/ETM) (b)	20,000	21,156,400

Tennessee - 1.1%
Chattanooga Health Educational & Housing Facility Board (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/45	4,850	5,241,104
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	2,455	2,585,876
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc. (The))
Series 2012
5.00%, 12/01/32	2,200	2,237,268
5.25%, 12/01/42	5,700	5,764,524
Series 2014
5.25%, 12/01/44-12/01/49	4,325	4,327,345

	Principal Amount (000)	U.S. $ Value
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.(The))
Series 2012
5.375%, 12/01/47	1,700	1,725,823

		21,881,940

Texas - 8.2%
Austin Convention Enterprises, Inc.
Series 2006B
6.00%, 1/01/20 (a)	1,195	1,250,197
Central Texas Regional Mobility Authority
Series 2011
6.00%, 1/01/41	5,600	6,523,160
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/40	4,715	5,161,463
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	12,845	13,527,840
Series 2015B
5.00%, 7/15/30-7/15/35	4,655	4,854,178
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2011
5.75%, 8/15/41	1,000	1,089,620
Series 2012
5.00%, 8/15/32-8/15/42	6,470	6,824,369
Series 2013
6.00%, 8/15/43	1,000	1,141,610
Dallas/Fort Worth International Airport
Series 2013A
5.00%, 11/01/29	5,155	5,706,173
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	6,300	6,617,772
Grand Parkway Transportation Corp.
Series 2013B
5.00%, 4/01/53	5,100	5,536,917
Harrison County Health Facilities Development Corp. (Good Shepherd Hospital Obligated Group)
Series 2010
5.25%, 7/01/28	1,565	1,572,825
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28 (b)	9,600	11,222,400
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.)
Series 2014
5.125%, 2/15/42	2,000	2,041,880
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	3,100	3,057,778
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	9,860	10,396,187

	Principal Amount (000)	U.S. $ Value
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/38	5,000	5,430,450
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44	2,000	2,310,320
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.125%, 1/01/41	4,360	4,377,222
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38	7,720	8,322,855
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.25%, 11/15/16	750	757,912
5.50%, 11/15/22	4,000	4,112,160
Series 2014
5.625%, 11/15/41	3,250	3,274,050
Series 2015I
5.50%, 11/15/45	1,880	1,874,341
Tarrant County Cultural Education Facilities Finance Corp. (MRC Crestview)
Series 2010
8.125%, 11/15/44	5,000	5,766,450
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28	2,000	2,000,320
8.25%, 11/15/44	3,500	3,468,780
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44-10/01/49	3,960	4,081,311
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	7,810	9,272,657
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	6,450	7,559,916
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A
5.00%, 8/15/27	500	522,460
5.25%, 8/15/42	2,375	2,397,871

	Principal Amount (000)	U.S. $ Value
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.00%, 1/01/32	8,155	8,849,398
7.125%, 1/01/46	860	921,241
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System)
Series 2007A
5.375%, 11/01/37	1,500	1,538,775
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37	3,000	3,619,530

		166,982,388

Utah - 0.7%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31	3,685	3,991,371
Utah State Charter School Finance Authority
Series 2010
8.25%, 7/15/46 (Pre-refunded/ETM)	2,000	2,445,660
Utah State Charter School Finance Authority (Early Light Academy, Inc.)
Series 2010
8.50%, 7/15/46	2,000	2,318,540
Utah State Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	1,840	2,022,896
Utah State Charter School Finance Authority (Vista at Entrada School of Performing Arts & Technology)
Series 2012
6.30%, 7/15/32	850	897,830
6.55%, 7/15/42	1,890	1,978,981

		13,655,278

Vermont - 0.2%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33	3,100	3,150,003

Virginia - 5.4%
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43	1,970	2,009,833
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series 2012A
5.00%, 7/15/47	4,600	4,848,170
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/42-12/01/47	6,520	6,589,761

	Principal Amount (000)	U.S. $ Value
Hanover County Economic Development Authority (Covenant Woods)
Series 2012A
5.00%, 7/01/42-7/01/47	5,970	5,975,285
Lower Magnolia Green Community Development Authority
Series 2015
5.00%, 3/01/45 (a)	3,750	3,593,587
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36	2,915	3,317,008
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47	40,835	28,793,167
Virginia College Bldg Auth Virginia Lease 21st Century College Prog
Series 2013A
5.00%, 2/01/28 (b)	9,200	10,679,452
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/35-7/01/45	4,310	4,276,515
Series 2015B
5.00%, 7/01/45 (a)	4,000	3,884,720
Virginia Commonwealth Transp Brd Tr
Series 2011
5.00%, 5/15/26 (b)	8,275	9,639,796
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	6,240	6,775,392
5.50%, 1/01/42	17,045	18,494,848

		108,877,534

Washington - 5.5%
King County Public Hospital District No 4
Series 2015A
5.00%, 12/01/38	5,700	5,516,916
Seattle WA Mun Light & Pwr
Series 2011A
5.00%, 2/01/26 (b)	7,500	8,602,725
Washington Health Care Facilities Authority
Series 2012
5.00%, 12/01/42 (Pre-refunded/ETM)	9,390	11,144,803
Washington Health Care Facilities Authority (Catholic Health Initiatives)
Series 2013A
5.25%, 1/01/40	3,355	3,656,715
Washington Health Care Facilities Authority (Multicare Health System Obligated Group)
Series 2012A
5.00%, 8/15/44	4,000	4,339,000
Washington Health Care Facilities Authority (Providence Health & Services Obligated Group)
Series 2012A
5.00%, 10/01/42 (h)	11,850	12,893,511

	Principal Amount (000)	U.S. $ Value
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.25%, 10/01/46	3,250	3,423,257
Washington St GO
5.00%, 7/01/24 (b)	5,000	5,794,250
Series 2011B
5.00%, 7/01/25 (b)	10,000	11,553,200
Washington State Housing Finance Commission (Heron’s Key Obligated Group)
Series 2015A
7.00%, 7/01/45-7/01/50 (a)	3,250	3,265,143
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47	18,350	19,305,668
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group)
Series 2012
5.00%, 1/01/48	5,315	5,230,864
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)	4,185	4,497,787
Washington State Housing Finance Commission (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	14,055	13,240,937

		112,464,776

West Virginia - 0.4%
West Virginia Hospital Finance Authority (West Virginia United Health System, Inc.)
Series 2013A
5.50%, 6/01/44	7,050	7,902,345

Wisconsin - 0.7%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (a)	435	515,806
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	6,485	7,086,743
Wisconsin Public Finance Authority (Rose Villa)
Series 2014A
5.75%, 11/15/44	1,100	1,156,837
6.00%, 11/15/49	1,500	1,599,150
Wisconsin Public Finance Authority (Roseman University Health Sciences)
Series 2015
5.875%, 4/01/45	1,740	1,702,886

	Principal Amount (000)	U.S. $ Value
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/38 (a)	1,725	1,676,769

		13,738,191

Total Long-Term Municipal Bonds (cost $1,985,786,983)		2,075,715,149

Short-Term Municipal Notes - 3.1%
California - 1.5%
City of Big Bear Lake CA (Southwest Gas Corp.)
Series 2012A
0.02%, 12/01/28 (i)	30,000	30,000,000

Mississippi - 1.0%
Mississippi Business Finance Corp. (Chevron USA, Inc.)
Series 2009A
0.01%, 12/01/30 (i)	10,800	10,800,000
Series 2009E
0.01%, 12/01/30 (i)	10,200	10,200,000

		21,000,000

Texas - 0.6%
Gulf Coast Waste Disposal Authority (Exxon Mobil Corp.)
Series 2001B
0.01%, 6/01/25 (i)	7,700	7,700,000
Lower Neches Valley Authority Industrial Development Corp. (Exxon Mobil Corp.)
Series 2001B
0.01%, 11/01/29 (i)	3,690	3,690,000

		11,390,000

Total Short-Term Municipal Notes (cost $62,390,000)		62,390,000

Total Municipal Obligations (cost $2,048,176,983)		2,138,105,149

	Notional Amount (000)
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption, Citibank, NA Expiration: Dec 2015, Pay 3.15%, Receive 3-Month LIBOR (j) (cost $590,000)	10,000,000	112,614

	Shares
SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.13% (k)(l) (cost $31,492,483)	31,492,483	31,492,483

U.S. $ Value
Total Investments - 106.9% (cost $2,080,259,466) (m)	2,169,710,246
Other assets less liabilities - (6.9)%	(140,757,781)

Net Assets - 100.0%	$2,028,952,465

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00%	3.91%	$6,302	$675,565	$(43,203)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	4,288	459,609	(29,393)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	4,288	462,392	(32,175)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	4,288	471,458	(41,241)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	4,288	475,300	(45,083)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	6,089	689,148	(78,242)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	4,288	482,766	(52,548)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	4,288	494,634	(64,417)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	4,288	483,344	(53,126)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	4,288	504,181	(73,964)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	4,288	499,703	(69,486)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	3,002	347,054	(45,872)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	4,288	496,931	(66,714)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	4,527	521,623	(67,367)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	4,288	504,386	(74,169)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	4,288	489,861	(59,643)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	2,744	316,838	(41,484)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	4,288	492,240	(62,023)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.91	16,335	1,753,265	(114,249)

				$10,620,298	$(1,114,399)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$17,000	6/01/46	2.72%	3 Month LIBOR	$269,091
Morgan Stanley & Co., LLC/(CME Group)	37,500	6/01/26	2.478%	3 Month LIBOR	(60,067)

					$209,024

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	$15,000	12/02/24	3.013%		SIFMA *	$(1,930,351)
JPMorgan Chase Bank	8,500	7/09/25	SIFMA	*	3.167%	1,207,824
Morgan Stanley Capital Services LLC	2,500	3/17/22	SIFMA	*	3.073%	296,811
Morgan Stanley Capital Services LLC	3,000	6/11/22	SIFMA	*	2.965%	340,890

						$(84,826)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate market value of these securities amounted to $105,215,935 or 5.2% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Illiquid security.
(d)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(e)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2015 and the aggregate market value of these securities amounted to $20,221,638 or 1.00% of net assets.
(f)	Security is in default and is non-income producing.
(g)	When-Issued or delayed delivery security.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(i)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(j)	Non-income producing security.
(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(m)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $105,937,355 and gross unrealized depreciation of investments was $(16,486,575), resulting in net unrealized appreciation of $89,450,780.

As of August 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.1% and 1.8%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund

AB High Income Municipal Portfolio

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1			Level 2			Level 3		Total
Assets:
Long-Term Municipal Bonds
Alaska	$	– 0	–	$	– 0	–	$5,207,612		$5,207,612
Arizona		– 0	–		27,027,562		13,159,450		40,187,012
California		– 0	–		145,693,388		66,266,292		211,959,680
Colorado		– 0	–		23,043,904		6,232,588		29,276,492
Florida		– 0	–		88,658,239		26,439,788		115,098,027
Idaho		– 0	–		4,710,440		8,191,868		12,902,308
Illinois		– 0	–		101,324,549		73,256,528		174,581,077
Kentucky		– 0	–		22,416,001		10,194,972		32,610,973
Louisiana		– 0	–		27,939,235		37,457,557		65,396,792
Maryland		– 0	–		5,611,585		5,545,280		11,156,865
Massachusetts		– 0	–		27,215,830		6,178,150		33,393,980
Michigan		– 0	–		76,496,432		17,130,534		93,626,966
Minnesota		– 0	–		4,544,840		2,517,200		7,062,040
New Jersey		– 0	–		106,781,323		3,847,797		110,629,120
New York		– 0	–		139,900,357		47,596,363		187,496,720
North Carolina		– 0	–		– 0	–	8,064,410		8,064,410
North Dakota		– 0	–		– 0	–	4,866,214		4,866,214
Ohio		– 0	–		70,866,540		16,562,276		87,428,816
Oklahoma		– 0	–		– 0	–	7,164,520		7,164,520
Oregon		– 0	–		12,894,481		16,592,871		29,487,352
Pennsylvania		– 0	–		47,941,003		36,706,119		84,647,122
Rhode Island		– 0	–		– 0	–	9,564,285		9,564,285
Tennessee		– 0	–		7,826,980		14,054,960		21,881,940
Texas		– 0	–		128,665,716		38,316,672		166,982,388
Utah		– 0	–		4,899,707		8,755,571		13,655,278
Vermont		– 0	–		– 0	–	3,150,003		3,150,003
Virginia		– 0	–		87,392,060		21,485,474		108,877,534
Washington		– 0	–		66,638,325		45,826,451		112,464,776
Wisconsin		– 0	–		10,982,204		2,755,987		13,738,191
Other		– 0	–		273,156,656		– 0	–	273,156,656
Short-Term Municipal Notes		– 0	–		62,390,000		– 0	–	62,390,000
Options Purchased - Puts		– 0	–		112,614		– 0	–	112,614
Short-Term Investments		31,492,483			– 0	–	– 0	–	31,492,483

Total Investments in Securities		31,492,483			1,575,129,971		563,087,792		2,169,710,246
Other Financial Instruments* :
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–		269,091		– 0	–	269,091
Interest Rate Swaps		– 0	–		1,845,525		– 0	–	1,845,525
Liabilities:
Centrally Cleared Credit Default Swaps		– 0	–		(1,114,399)		– 0	–	(1,114,399)
Centrally Cleared Interest Rate Swaps		– 0	–		(60,067)		– 0	–	(60,067)
Interest Rate Swaps		– 0	–		(1,930,351)		– 0	–	(1,930,351)

Total+		$31,492,483			$1,574,139,770		$563,087,792		$2,168,720,045

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Total
Balance as of 5/31/15	$524,250,368	$524,250,368
Accrued discounts/(premiums)	(144,058)	(144,058)
Realized gain (loss)	432,135	432,135
Change in unrealized appreciation/depreciation	(4,750,068)	(4,750,068)
Purchases	58,759,026	58,759,026
Sales	(14,571,129)	(14,571,129)
Transfers in to Level 3	7,317,311	7,317,311
Transfers out of Level 3	(8,205,793)	(8,205,793)

Balance as of 8/31/15	$563,087,792	$563,087,792 +

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15	$(4,561,954)	$(4,561,954)

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund

AB California Portfolio

Portfolio of Investments

August 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 100.6%
Long-Term Municipal Bonds - 100.6%
California - 98.6%
Banning Utility Authority
NATL Series 2005
5.25%, 11/01/30	$8,405	$8,823,233
Bay Area Toll Authority
Series 2009F-1
5.25%, 4/01/27 (Pre-refunded/ETM)	7,500	8,606,025
Series 2010S-2
5.00%, 10/01/30	2,350	2,681,444
Series 2013S
5.00%, 4/01/31-4/01/33	12,700	14,224,407
Beaumont Financing Authority
AMBAC Series 2007C
5.00%, 9/01/26	3,305	3,406,992
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	5,725	6,613,062
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/35	4,415	4,942,239
California Educational Facilities Authority (University of the Pacific)
Series 2004
5.00%, 11/01/20	1,000	1,000,000
5.25%, 5/01/34	790	790,000
Series 2006
5.00%, 11/01/21	990	998,098
Series 2012A
5.00%, 11/01/30	1,250	1,380,013
Series 2015
5.00%, 11/01/31	2,000	2,261,880
California Health Facilities Financing Authority (Dignity Health Obligated Group)
Series 2008G
5.50%, 7/01/25	3,180	3,539,245
California Health Facilities Financing Authority (St Joseph Health System Obligated Group)
Series 2013A
5.00%, 7/01/33	5,000	5,633,400
California Municipal Finance Authority (Azusa Pacific University)
Series 2015B
5.00%, 4/01/35-4/01/41	5,960	6,325,252
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2014
5.25%, 1/01/45	1,295	1,266,458
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32	2,745	2,639,565
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (a)	11,550	11,930,341

	Principal Amount (000)	U.S. $ Value
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.)
Series 2015A
5.00%, 7/01/45 (a)	8,000	8,142,480
California School Finance Authority (Kipp LA)
Series 2014A
5.00%, 7/01/34	600	635,976
California School Finance Authority (View Park Elementary & Middle Schools)
Series 2014A
5.625%, 10/01/34	575	575,983
5.875%, 10/01/44	1,000	1,003,080
6.00%, 10/01/49	715	716,444
California State Public Works Board (California State Public Works Board Lease)
Series 2012A
5.00%, 4/01/37	5,000	5,542,450
XLCA Series 2005B
5.00%, 11/01/30	4,270	4,298,822
California Statewide Communities Development Authority (American Baptist Homes of the West)
Series 2015
5.00%, 10/01/26-10/01/45	5,645	6,054,878
California Statewide Communities Development Authority (Buck Institute for Research on Aging)
AGM Series 2014
5.00%, 11/15/34-11/15/44	4,500	5,019,140
California Statewide Communities Development Authority (Highland Creek Associates LP/CA)
Series 2001K
5.40%, 4/01/34	5,240	5,244,716
California Statewide Communities Development Authority (KDF Santa Paula LP)
Series 1998D
5.43%, 5/01/28	1,655	1,656,208
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44	1,800	1,786,572
5.375%, 11/01/49	2,500	2,470,875
Capistrano Unified School District School Facilities Improvement District No 1
AGM Series 2001B
Zero Coupon, 8/01/25	8,000	5,460,720
City of Encinitas CA (City of Encinitas CA CFD No 1)
Series 2012
5.00%, 9/01/26-9/01/29	2,795	3,026,908
City of Irvine CA (City of Irvine CA Assessment Dist No 13-1)
Series 2013
5.00%, 9/02/27-9/02/29	1,760	1,957,590

	Principal Amount (000)	U.S. $ Value
City of Long Beach CA (City of Long Beach CA Marina Revenue)
Series 2015
5.00%, 5/15/32-5/15/45	5,600	6,013,477
City of Los Angeles CA Wastewater System Revenue
Series 2013B
5.00%, 6/01/31	5,000	5,742,100
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	8,340	9,477,493
Series 2010A
5.00%, 5/15/25-5/15/27	12,475	14,531,035
City of Palm Springs CA COP
Series 1991B
Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	33,909,375
City of Palo Alto CA (City of Palo Alto CA University Avenue AD)
Series 2012
5.00%, 9/02/25-9/02/30	3,290	3,640,516
City of Redding CA
NATL Series 1992
12.242%, 7/01/22 (Pre-refunded/ETM) (b)	875	1,174,915
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 8/01/33	10,090	11,493,115
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2009B
5.00%, 11/01/27	4,705	5,354,525
City of San Jose CA Hotel Tax Revenue
Series 2011
6.125%, 5/01/31	5,000	5,936,500
City of Santa Clara CA Electric Revenue
Series 2011A
5.00%, 7/01/30	1,810	2,041,354
County of Orange CA COP
AMBAC Series 1991
6.00%, 6/01/21 (Pre-refunded/ETM)	555	616,461
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,635	1,833,260
East Palo Alto Public Finance Authority
AGC Series 2005A
5.00%, 10/01/25	5,070	5,140,169
Fremont Community Facilities District No 1
Series 2015
5.00%, 9/01/40	4,000	4,172,640
Fullerton Redevelopment Agency Successor Agency (Marshall B Ketchum University)
AGC Series 2004
5.00%, 4/01/21	3,250	3,433,495

	Principal Amount (000)	U.S. $ Value
Garden Grove Unified School District
Series 2013C
5.00%, 8/01/32	2,535	2,876,262
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 9/01/31-9/01/35	4,925	5,271,101
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/28-11/01/30	11,485	12,891,289
Los Angeles County Sanitation Districts Financing Authority
Series 2015A
5.00%, 10/01/34	5,000	5,737,450
Los Angeles Department of Water & Power PWR
AMBAC Series 2007A-2
5.00%, 7/01/24	5,250	5,647,267
Los Angeles Unified School District/CA
Series 2010KRY
5.25%, 7/01/25 (c)	8,000	9,367,520
Los Angeles Unified School District/CA COP
Series 2012B
5.00%, 10/01/28-10/01/29	9,220	10,515,348
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1)
Series 2010
5.875%, 3/01/32	1,580	1,794,564
6.00%, 3/01/36	1,125	1,281,791
AMBAC Series 2005
5.00%, 3/01/26	1,900	1,905,282
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/31-8/01/33	5,340	5,899,702
NATL Series 2007
5.00%, 8/01/22	8,975	9,622,636
Orange County Transportation Authority
Series 2013
5.00%, 8/15/29	2,360	2,688,040
Oxnard Financing Authority
AGM Series 2014
5.00%, 6/01/31	5,250	5,901,682
Placentia-Yorba Linda Unified School District COP
NATL Series 2006
5.00%, 10/01/27	4,200	4,213,566
Port of Los Angeles
Series 2009C
5.00%, 8/01/26	21,450	24,343,605
Poway Unified School District (Poway Unified School District CFD No 6)
Series 2012
5.00%, 9/01/26	975	1,092,634
Poway Unified School District Public Financing Authority
Series 2015A
5.00%, 9/01/33-9/01/34	2,500	2,683,410
Richmond Community Redevelopment Agency
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	2,304,748
6.00%, 9/01/30	1,395	1,627,184

	Principal Amount (000)	U.S. $ Value
Riverside County Transportation Commission
Series 2013A
5.25%, 6/01/32	9,165	10,725,158
Rocklin Unified School District Community Facilities District
NATL Series 2004
5.00%, 9/01/25	1,000	1,003,260
Sacramento County Housing Authority (Verandas A Senior Community)
Series 2000H
5.70%, 3/01/34	2,875	2,882,302
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/36-3/01/42	4,250	4,557,280
San Diego County Water Authority Financing Corp
Series 2011B
5.00%, 5/01/29-5/01/30	16,115	18,492,199
San Diego Public Facilities Financing Authority
Series 2010A
5.25%, 3/01/25	15,000	17,422,350
San Diego Unified School District/CA
Series 2013C
5.00%, 7/01/32	3,180	3,668,607
San Francisco City & County Airports Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,200	2,480,676
Series 2012A
5.00%, 5/01/27-5/01/28	7,000	7,999,580
AGM Series 2000A
6.125%, 1/01/27	1,480	1,486,468
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/29	1,310	1,429,655
San Joaquin Hills Transportation Corridor Agency
Series 1993
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	18,893,000
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	18,420,600
Zero Coupon, 1/01/23 (Pre-refunded/ETM) (d)	25,000	21,420,500
Santa Ana Unified School District
Series 2008A
5.25%, 8/01/28	5,400	5,986,062
Southern California Public Power Authority
Series 2009A
5.00%, 7/01/23	3,200	3,582,112
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2014A
5.00%, 7/01/33-7/01/34	8,200	9,459,460

	Principal Amount (000)	U.S. $ Value
State of California
Series 2003
5.00%, 2/01/32	265	265,965
Series 2004
5.30%, 4/01/29	5	5,020
Series 2013
5.00%, 2/01/31-11/01/31	10,000	11,521,300
Series 2014
5.00%, 12/01/30	2,000	2,333,060
State of California (Inland Regional Center)
Series 2015
5.00%, 6/15/32	5,000	5,524,900
State of California Department of Water Resources
Series 2008
5.00%, 12/01/24-12/01/27	195	215,102
Series 2008AE
5.00%, 12/01/24 (Pre-refunded/ETM)	4,905	5,458,824
5.00%, 12/01/27 (Pre-refunded/ETM)	2,580	2,871,308
Series 2009A
5.00%, 12/01/29 (Pre-refunded/ETM)	1,295	1,462,599
5.00%, 12/01/29	930	1,037,378
Stockton Public Financing Authority
AGC Series 2006A
5.00%, 9/01/17	2,285	2,303,051
Tejon Ranch Public Facilities Finance Authority
Series 2012
5.25%, 9/01/26-9/01/28	2,375	2,522,220
5.50%, 9/01/30-9/01/33	2,135	2,283,481
University of California
Series 2013A
5.00%, 5/15/32	9,000	10,315,530
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/31-1/01/32	7,700	8,829,145
West Contra Costa Healthcare District
AMBAC Series 2004
5.375%, 7/01/21-7/01/24	4,720	4,737,189

		584,425,348

Arizona - 0.1%
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	975	978,920

Massachusetts - 0.5%
Commonwealth of Massachusetts
NATL Series 2000G
0.195%, 12/01/30 (e)	3,150	2,925,137

Nevada - 0.4%
Henderson Local Improvement Districts
AGM Series 2007A
5.00%, 3/01/22	2,250	2,424,960

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 0.1%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	295	312,794

Texas - 0.9%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	3,050	3,621,204
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,525	1,787,422

		5,408,626

Total Municipal Obligations (cost $540,713,878)		596,475,785

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.13% (f)(g) (cost $482,015)	482,015	482,015

Total Investments - 100.7% (cost $541,195,893) (h)		596,957,800
Other assets less liabilities - (0.7)%		(4,102,829)

Net Assets - 100.0%		$592,854,971

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$6,500	1/25/26	SIFMA	*	4.108%		$1,515,755
Merrill Lynch Capital Services, Inc.	3,100	10/21/16	SIFMA	*	4.129%		153,270
Merrill Lynch Capital Services, Inc.	14,500	7/30/26	4.090%		SIFMA	*	(3,432,026)
Merrill Lynch Capital Services, Inc.	15,000	11/15/26	4.378%		SIFMA	*	(4,004,916)

							$(5,767,917)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the aggregate market value of these securities amounted to $20,072,821 or 3.4% of net assets.
(b)	Variable rate coupon, rate shown as of August 31, 2015.
(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2015 and the aggregate market value of this security amounted to $2,925,137 or 0.49% of net assets.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(h)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $56,544,167 and gross unrealized depreciation of investments was $(782,260), resulting in net unrealized appreciation of $55,761,907.

As of August 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 13.3% and 0.3%, respectively.

Glossary:

AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund

AB California Portfolio

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$554,927,005		$41,548,780		$596,475,785
Short-Term Investments		482,015		– 0	–	– 0	–	482,015

Total Investments in Securities		482,015		554,927,005		41,548,780		596,957,800
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	1,669,025		– 0	–	1,669,025	#
Liabilities:
Interest Rate Swaps		– 0	–	(7,436,942)		– 0	–	(7,436,942	)#

Total+		$482,015		$549,159,088		$41,548,780		$591,189,883

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$32,737,837		$32,737,837
Accrued discounts/(premiums)	(15,631)		(15,631)
Realized gain (loss)	103,817		103,817
Change in unrealized appreciation/depreciation	(92,411)		(92,411)
Purchases	10,004,542		10,004,542
Sales	(2,630,675)		(2,630,675)
Transfers in to Level 3	1,441,301		1,441,301
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/15	$41,548,780		$41,548,780

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/15	$23,495		$23,495

As of August 31, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund

AB New York Portfolio

Portfolio of Investments

August 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.9%
Long-Term Municipal Bonds - 98.9%
New York - 96.2%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/25-12/15/26	$4,540	$5,003,931
Albany Industrial Development Agency
Series 2008A
5.75%, 11/15/22 (Pre-refunded/ETM)	795	882,299
Build NYC Resource Corp. (City University of New York (The))
Series 2014A
5.00%, 6/01/30-6/01/34	2,980	3,399,910
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	2,305	2,471,029
5.50%, 11/01/44	1,625	1,703,488
Build NYC Resource Corp. (YMCA of Greater New York)
Series 2012
5.00%, 8/01/32	1,000	1,092,630
City of New York NY
Series 2007C
5.00%, 1/01/21	1,575	1,666,712
Series 2014A
5.00%, 8/01/31	2,000	2,290,500
Series 2014J
5.00%, 8/01/30	10,000	11,519,700
City of Newburgh NY
Series 2012A
5.25%, 6/15/28	1,065	1,143,991
5.50%, 6/15/32	1,320	1,420,294
County of Onondaga NY (Syracuse University)
Series 2011
5.00%, 12/01/28-12/01/29	2,135	2,461,958
Dutchess County Industrial Development Agency (Bard College)
Series 2007A-1
5.00%, 8/01/19-8/01/21	1,450	1,506,857
Dutchess County Local Development Corp. (Health Quest Systems, Inc.)
Series 2014A
5.00%, 7/01/44	4,175	4,518,227
East Rochester Housing Authority (St John’s Health Care Corp.)
Series 2010A
5.00%, 4/20/27	2,550	2,918,526
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax)
Series 2011C
5.00%, 12/01/28	7,260	8,458,190
Glen Cove Industrial Development Agency
Series 1992B
Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	11,148,589

	Principal Amount (000)	U.S. $ Value
Hempstead Town Local Development Corp. (Hofstra University)
Series 2011
5.00%, 7/01/28	650	727,487
Hempstead Town Local Development Corp. (Molloy College)
Series 2014
5.00%, 7/01/34-7/01/39	2,945	3,150,798
Housing Development Corp./NY
Series 2002A
5.50%, 11/01/34	5	5,006
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old)
Series 2014
5.25%, 1/01/24	1,000	988,650
Long Island Power Authority
Series 2012B
5.00%, 9/01/27	2,500	2,815,025
Series 2014A
5.00%, 9/01/35	1,000	1,111,630
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29	4,300	4,858,355
Series 2012F
5.00%, 11/15/27	7,070	8,202,543
Series 2014B
5.00%, 11/15/44	12,000	13,178,880
Monroe County Industrial Development Agency (Southview Towers LP)
Series 2000
6.25%, 2/01/31	1,130	1,130,881
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The))
Series 2013A
5.00%, 12/01/42	4,010	4,254,610
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32	1,590	1,563,161
Series 2014C
2.00%, 1/01/49(a)	572	68,699
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital)
Series 2012
5.00%, 7/01/31-7/01/37	6,195	6,725,717
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital)
Series 2012
5.00%, 7/01/32-7/01/42	5,435	5,846,108
New York City Municipal Water Finance Authority
Series 2009FF
5.00%, 6/15/27	15,110	17,155,138
Series 2013BB
5.00%, 6/15/46	5,000	5,571,750

	Principal Amount (000)	U.S. $ Value
New York City Transitional Finance Authority Building Aid Revenue
Series 2015S
5.00%, 7/15/35	5,160	5,912,122
NATL Series 2006S-1
5.00%, 7/15/21	7,000	7,408,660
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2013I
5.00%, 5/01/32 (Pre-refunded/ETM)	5	6,021
5.00%, 5/01/32-5/01/33	12,495	14,193,609
New York City Trust for Cultural Resources (American Museum of Natural History (The))
Series 2014A
5.00%, 7/01/33	4,080	4,688,083
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/31	9,675	10,691,068
New York Convention Center Development Corp.
Series 2015
5.00%, 11/15/34-11/15/35	15,220	17,250,266
AMBAC Series 2005
5.00%, 11/15/30	10,000	10,098,400
New York Liberty Development Corp. (3 World Trade Center LLC)
Series 2014
5.00%, 11/15/44 (b)	2,250	2,251,485
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,225	2,497,696
New York Liberty Development Corp. (National Sports Museum)
Series 2006A
6.125%, 2/15/19 (a)(c)	792	8
New York Power Authority (The)
NATL Series 2007C
5.00%, 11/15/19-11/15/21	3,680	4,021,210
New York State Dormitory Authority
Series 2007A
5.00%, 5/01/22 (Pre-refunded/ETM)	1,405	1,509,687
5.00%, 7/01/22 (Pre-refunded/ETM)	1,200	1,294,452
Series 2007B
5.25%, 7/01/24 (Pre-refunded/ETM)	525	558,873
Series 2008A
5.00%, 7/01/29 (Pre-refunded/ETM)	4,220	4,701,966
5.75%, 7/01/24 (Pre-refunded/ETM)	5,165	5,839,549
New York State Dormitory Authority (Barnard College)
Series 2015A
4.00%, 7/01/32	1,300	1,351,415
New York State Dormitory Authority (Cabrini of Westchester)
Series 2006
5.10%, 2/15/26	1,845	2,003,928
New York State Dormitory Authority (Cornell University)
Series 2008B
5.00%, 7/01/27	4,925	5,694,925
Series 2008C
5.00%, 7/01/29	2,000	2,301,620
Series 2009A
5.00%, 7/01/25	2,465	2,827,330

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (County of Westchester NY Lease)
Series 2006A
5.00%, 8/01/17	9,510	9,917,218
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai)
Series 2015A
5.00%, 7/01/31-7/01/33	6,000	6,668,880
New York State Dormitory Authority (Manhattan College)
AGC Series 2007A
5.00%, 7/01/27	2,445	2,603,705
New York State Dormitory Authority (Montefiore Medical Center)
NATL Series 2004
5.00%, 8/01/23	1,860	1,866,826
New York State Dormitory Authority (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	6,795	7,655,043
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2012A
5.00%, 5/15/27	2,700	3,150,171
New York State Dormitory Authority (North Shore-Long Island Jewish Obligated Group)
Series 2015A
5.00%, 5/01/33	5,000	5,592,700
New York State Dormitory Authority (NYU Hospitals Center)
Series 2014
5.00%, 7/01/31	1,000	1,121,900
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.)
Series 2006
5.00%, 11/01/21	1,000	1,026,660
New York State Dormitory Authority (Rochester Institute of Technology)
Series 2010
5.00%, 7/01/23-7/01/25	5,335	6,128,651
New York State Dormitory Authority (St John’s University/NY)
Series 2015A
5.00%, 7/01/33-7/01/34	2,000	2,268,940
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/27	2,350	2,571,535
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.25%, 7/01/30	2,000	2,345,280

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (State University of New York)
Series 2010A
5.00%, 7/01/27-7/01/31	9,285	10,636,320
Series 2011A
5.00%, 7/01/28	6,690	7,677,578
New York State Dormitory Authority (Teachers College)
Series 2012
5.00%, 7/01/34	2,535	2,793,164
Series 2012A
5.00%, 7/01/31	1,200	1,339,284
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
0.08%, 1/01/39 (d)	4,975	4,442,832
New York State Energy Research & Development Authority (New York State Electric & Gas Corp.)
NATL Series 2010C
0.548%, 4/01/34 (d)	900	842,443
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2010A
5.00%, 6/15/29	2,000	2,321,900
New York State Environmental Facilities Corp. (State of New York SRF)
Series 2015D
4.00%, 9/15/34-9/15/35	11,250	11,927,430
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2014
5.00%, 1/01/31-1/01/32	15,000	17,075,450
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/26-3/15/27	11,000	12,275,380
Series 2010A
5.00%, 3/15/28	5,000	5,790,100
Onondaga Civic Development Corp. (St Joseph’s Hospital Health Center)
Series 2012
5.00%, 7/01/42	2,610	2,692,006
Series 2014A
5.125%, 7/01/31	1,250	1,309,325
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.)
Series 1994
5.75%, 3/01/24	4,000	4,883,200
Orange County Funding Corp. (Mount St Mary College)
Series 2012A
5.00%, 7/01/37	1,320	1,399,741
Otsego County Capital Resource Corp. (Hartwick College)
Series 2015A
5.00%, 10/01/30-10/01/45	10,020	10,556,747

	Principal Amount (000)	U.S. $ Value
Port Authority of New York & New Jersey
Series 2010
5.00%, 7/15/31	13,000	14,754,480
Series 2013178
5.00%, 12/01/31	5,000	5,620,450
Series 2014
5.00%, 9/01/31	5,000	5,627,850
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	6,820	6,844,211
Rensselaer County Industrial Development Agency (Rensselaer Polytechnic Institute)
Series 2006
5.00%, 3/01/26	7,505	7,664,781
Sachem Central School District
NATL Series 2006
5.00%, 10/15/21-10/15/22	5,415	5,683,476
Seneca County Industrial Development Agency (New York Chiropractic College)
Series 2007
5.00%, 10/01/27	925	976,143
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	5,990	6,585,586
Series 2014C
5.00%, 7/01/31	2,500	2,734,850
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.)
Series 2010
5.875%, 12/01/30	2,340	2,561,762
Suffolk County Industrial Development Agency (New York Institute of Technology)
Series 2000
5.00%, 3/01/26	1,145	1,166,572
Triborough Bridge & Tunnel Authority
Series 2006A
5.00%, 11/15/24 (Pre-refunded/ETM)	6,715	7,086,071
Series 2008D
5.00%, 11/15/26	10,000	11,169,200
Series 2011A
5.00%, 1/01/28	5,000	5,777,850
Series 2013C
5.00%, 11/15/32	5,000	5,693,850
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010A
5.00%, 9/01/30	3,000	3,375,600
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	1,175	1,172,979
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/31	10,000	11,680,400
Westchester County Healthcare Corp/NY
Series 2010B
6.00%, 11/01/30	1,000	1,144,980

	Principal Amount (000)	U.S. $ Value
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	1,800	1,900,386
Yonkers Industrial Development Agency (Michael Malotz Skilled Nursing Pavilion)
NATL Series 1999
5.65%, 2/01/39	635	641,115

		508,806,643

Arizona - 0.3%
Dove Mountain Resort Community Facilities District
Series 2001
6.75%, 12/01/16	690	692,774
Goodyear Industrial Development Authority (Liberty Utilities Litchfield Park Water & Sewer Corp.)
Series 2001
6.75%, 10/01/31	1,000	1,003,360

		1,696,134

Florida - 0.2%
Hammock Bay Community Development District
Series 2004A
6.15%, 5/01/24	525	529,484
Marshall Creek Community Development District
Series 2002
6.625%, 5/01/32 (c)	825	721,124

		1,250,608

Georgia - 0.1%
City of Atlanta GA (Eastside Project/Atlanta)
Series 2005B
5.60%, 1/01/30	500	501,660

Ohio - 0.1%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
10.635%, 8/01/25 (c)	162	82,391
Series 2004A
7.125%, 8/01/25 (c)	1,200	612,000

		694,391

Puerto Rico - 0.8%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,795	1,841,401
Series 2008
5.125%, 12/01/27	1,495	1,585,178

	Principal Amount (000)	U.S. $ Value
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.125%, 4/01/32	1,000	855,810

		4,282,389

Texas - 1.2%
Texas Private Activity Bond Surface
Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	2,700	3,205,656
7.50%, 6/30/32	1,225	1,488,657
Texas Private Activity Bond Surface
Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,350	1,582,308

		6,276,621

Total Municipal Obligations (cost $497,341,459)		523,508,446

	Shares
SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.13% (e)(f) (cost $751,898)	751,898	751,898

Total Investments - 99.1% (cost $498,093,357) (g)		524,260,344
Other assets less liabilities - 0.9%		4,850,517

Net Assets - 100.0%		$529,110,861

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$2,200	1/25/26	SIFMA	*	4.108%	$513,025

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is in default and is non-income producing.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the market value of this security amounted to $2,251,485 or 0.4% of net assets.
(c)	Illiquid security.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of August 31, 2015 and the aggregate market value of these securities amounted to $5,285,275 or 1.00% of net assets.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,493,702 and gross unrealized depreciation of investments was $(2,326,715), resulting in net unrealized appreciation of $26,166,987.

As of August 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 9.4% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund

AB New York Portfolio

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$513,816,310		$9,692,136		$523,508,446
Short-Term Investments		751,898		– 0	–	– 0	–	751,898

Total Investments in Securities		751,898		513,816,310		9,692,136		524,260,344
Other Financial Instruments* :
Assets:
Interest Rate Swaps		– 0	–	513,025		– 0	–	513,025
Liabilities		– 0	–	– 0	–	– 0	–	– 0	–

Total+		$751,898		$514,329,335		$9,692,136		$524,773,369

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$12,933,967		$12,933,967
Accrued discounts/(premiums)	7,366		7,366
Realized gain (loss)	195,274		195,274
Change in unrealized appreciation/depreciation	(637,493)		(637,493)
Purchases	42,750		42,750
Sales	(2,849,728)		(2,849,728)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/15	$9,692,136		$9,692,136

Net change in unrealized appreciation/depreciation from investments held as of 8/31/15	$(413,740)		$(413,740)

As of August 31, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 20, 2015